CREDIT FACILITIES	6 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 7 - CREDIT FACILITIES

Pursuant to a letter agreement dated May 29, 2017, Treasure Success entered into an $8,000,000 import credit facility with Hong Kong and Shanghai Banking Corporation (“HSBC”). In addition, pursuant to the Invoice Discounting/Factoring Agreement entered into on August 21, 2017, HSBC agreed to provide Treasure Success with a $12,000,000 factoring facility. The import credit and factoring facilities are collectively referred to as the “Senior Credit Facility.” The Senior Credit Facility is guaranteed by Jerash Holdings, Jerash Garments, as well as the Company’s two individual shareholders. In addition, the Senior Credit Facility requires cash and other investment security collateral of $3,000,000. HSBC provided that drawings under the Senior Credit Facility would be charged interest at the Hong Kong Interbank Offered Rate (“HIBOR”) plus 1.5% for drawings in Hong Kong dollars, and the London Interbank Offered Rate (“LIBOR”) plus 1.5% for drawings in other currencies. The Senior Credit Facility will also contain certain service charges and other commissions and fees. As of September 30, 2017, the Company has made $350,546 withdrawals under the import credit facility, and there are no amounts outstanding under the factoring facility.